Structured entities - Own asset securitisations (Details) € in Millions, £ in Millions	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 GBP (£)		Jan. 01, 2019 GBP (£)	[1]
Consolidated structured entities
Debt securities in issue		£ 1,408		£ 1,762
Loans and advances to customers		360,544		326,947	[1]	£ 305,089
ECL in relation to non-defaulted assets | €	€ 183		€ 29
Unsecured
Consolidated structured entities
Other borrowings		0
Other credit risk transfer securitisations
Consolidated structured entities
Loans and advances to customers		10,027		9,001
Covered Bond Programme
Consolidated structured entities
Debt securities in issue		318		280
Loans and advances to customers		10,758		9,630
Other borrowings		4,105		7,241
Lending of own issued securities
Consolidated structured entities
Debt securities in issue		2,029		1,745
Lending of own issued securities | Secured
Consolidated structured entities
Debt securities in issue		1,893		1,704
Lending of own issued securities | Unsecured
Consolidated structured entities
Debt securities in issue				424
Held by Third party | Other credit risk transfer securitisations
Consolidated structured entities
Debt securities in issue		£ 772		£ 673

[1]	2019 data has been retrospectively revised to reflect reclassification of balances held with central banks. Refer to Accounting policies Note 1 for further details.